Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 22,894	$ 23,057	$ 21,878
Less: Preferred stock dividends and other	1,424	1,236	989
Wells Fargo net income applicable to common stock	$ 21,470	$ 21,821	$ 20,889
Earnings per common share
Average common shares outstanding (denominator) (in shares)	5,136.5	5,237.2	5,287.3
Per share (in dollars per share)	$ 4.18	$ 4.17	$ 3.95
Diluted earnings per common share
Average common shares outstanding	5,136.5	5,237.2	5,287.3
Diluted average common shares outstanding (denominator) (in shares)	5,209.8	5,324.4	5,371.2
Per share (in dollars per share)	$ 4.12	$ 4.10	$ 3.89
Stock Options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	26.7	32.9	33.1
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	32.8	41.6	44.8
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	13.8	12.7	6.0